BRIDGEWAY FUNDS, INC.

Aggressive Investors 1 Fund
Managed Volatility Fund
Small-Cap Growth Fund
Small-Cap Value Fund
Ultra-Small Company Fund
Blue Chip 35 Index Fund
Small-Cap Momentum Fund
Ultra-Small Company Market Fund

Supplement dated April 30, 2018
to the Prospectus dated October 31, 2017

Effective April 30, 2018, the Prospectus is supplemented to also include the following disclosure under Shareholder Information – Directly From the Funds:

In-Kind Purchases. Each Fund may accept payment for Fund shares in the form of securities that are permissible investments for such Fund at the sole discretion of the Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE